Schedule of movement of convertible notes (Details) - USD ($)		6 Months Ended
	May 10, 2024	Jun. 30, 2026
Defined Benefit Plan Disclosure [Line Items]
Repayments	$ (138,202.66)
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
December 31, 2025 balance		$ 4,929
Repayments
Exchange rate difference		(32)
June 30, 2026 balance (unaudited)		4,897
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
December 31, 2025 balance		46,377
Repayments		(46,377)
Exchange rate difference
June 30, 2026 balance (unaudited)